INCOME TAXES - Domestic federal statutory tax rates (Details) $ in Thousands	6 Months Ended		12 Months Ended				36 Months Ended	48 Months Ended
	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Income taxes:
Federal and provincial income tax rate (as a percent)			27.00%	27.00%	27.00%
Amount of interest and penalties accrued related to unrecognized tax benefits	$ 5,101		$ 5,101	$ 4,795			$ 5,101	$ 4,795
Effective Income Tax Rate Reconciliation at Federal and Provincial Income Tax Rate			27.00%	27.00%	27.00%
Tax refund, CARES Act	62,699		$ 62,699				62,699
Changes to the company's liabilities for uncertain tax positions
Beginning balance		$ 10,557	10,557	$ 15,730	$ 6,181		6,181
Addition for tax positions related to the current year				11	9,806
Reductions for tax positions from prior years/Statute of limitations expirations			(1,011)
Statue of limitations expirations				(5,720)
Foreign exchange effect			82	536
Foreign exchange effect					(257)
Ending balance	$ 9,628		$ 9,628	$ 10,557	$ 15,730	$ 6,181	$ 9,628	$ 10,557
Canada
Income taxes:
Federal and provincial income tax rate (as a percent)	26.50%	26.50%		26.50%	26.50%
Effective Income Tax Rate Reconciliation at Federal and Provincial Income Tax Rate	26.50%	26.50%		26.50%	26.50%
Canada | Canadian Solar Solutions Inc.
Income taxes:
Federal and provincial income tax rate (as a percent)			25.00%	25.00%	25.00%
Effective Income Tax Rate Reconciliation at Federal and Provincial Income Tax Rate			25.00%	25.00%	25.00%
United States | Canadian Solar (USA) Inc.
Income taxes:
Income tax rate (as a percent)			22.20%	22.90%	24.80%
United States | Canadian Solar Energy Acquisition Co.
Income taxes:
Income tax rate (as a percent)			26.10%	27.90%	25.30%
Japan | Canadian Solar Japan K.K.
Income taxes:
Income tax rate (as a percent)			31.80%	31.80%	32.00%
Germany | Canadian Solar EMEA GmbH
Income taxes:
Income tax rate (as a percent)			33.00%	33.00%	33.00%
Vietnam | Canadian Solar Manufacturing Vietnam Co., Ltd
Income taxes:
Income tax rate (as a percent)								10.00%
Reduced income tax rate from 2020 to 2028 (as a percent)			5.00%
Thailand | Canadian Solar Manufacturing (Thailand) Co., Ltd.
Income taxes:
Income tax rate (as a percent)						20.00%
Number of Board of Investment certificates for tax exemption | item			2
Hong Kong | HKSI
Income taxes:
Income tax rate (as a percent)			16.50%	16.50%	16.50%
PRC | CSI Solartronics (Changshu) Co., Ltd
Income taxes:
Income tax rate (as a percent)							25.00%
PRC | CSI Solar Technologies Inc.
Income taxes:
Income tax rate (as a percent)							25.00%
PRC | Canadian Solar Manufacturing (Luoyang) Inc.
Income taxes:
Income tax rate (as a percent)							25.00%